Condensed Consolidated Statements of Changes in Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2017	¥ 2,647,625	¥ 220,524	¥ 268,138	¥ 2,077,474	¥ (21,270)	¥ (37,168)	¥ 2,507,698	¥ 139,927
Contribution to subsidiaries	8,078						0	8,078
Transaction with noncontrolling interests	(8,186)		(560)				(560)	(7,626)
Comprehensive income, net of tax:
Net income	169,253			165,970			165,970	3,283
Other comprehensive income
Net change of unrealized gains (losses) on investment in securities	(3,027)				(2,962)		(2,962)	(65)
Net change of debt valuation adjustments	0
Net change of defined benefit pension plans	(447)				(447)		(447)	0
Net change of foreign currency translation adjustments	18,621				17,893		17,893	728
Net change of unrealized gains (losses) on derivative instruments	76				72		72	4
Total other comprehensive income	15,223						14,556	667
Total comprehensive income	184,476						180,526	3,950
Cash dividends	(45,389)			(38,162)			(38,162)	(7,227)
Exercise of stock options	59	39	20				59	0
Acquisition of treasury stock	(39,109)					(39,109)	(39,109)	0
Disposal of treasury stock	73		(180)			253	73	0
Other, net	215		216	(1)			215	0
Ending Balance at Sep. 30, 2017	2,747,842	220,563	267,634	2,205,281	(6,714)	(76,024)	2,610,740	137,102
Beginning Balance at Jun. 30, 2017					(16,684)
Other comprehensive income
Net change of unrealized gains (losses) on investment in securities	(1,071)
Net change of debt valuation adjustments	0
Net change of defined benefit pension plans	(190)
Net change of unrealized gains (losses) on derivative instruments	(69)
Ending Balance at Sep. 30, 2017	2,747,842	220,563	267,634	2,205,281	(6,714)	(76,024)	2,610,740	137,102
Beginning Balance at Mar. 31, 2018	2,798,874	220,961	267,291	2,315,283	(45,566)	(75,545)	2,682,424	116,450
Contribution to subsidiaries	3,084						0	3,084
Transaction with noncontrolling interests	7,531		(292)		(1)		(293)	7,824
Comprehensive income, net of tax:
Net income	156,534			155,050			155,050	1,484
Other comprehensive income
Net change of unrealized gains (losses) on investment in securities	(1,606)				(1,606)		(1,606)	0
Net change of debt valuation adjustments	(81)				(81)		(81)	0
Net change of defined benefit pension plans	(201)				(199)		(199)	(2)
Net change of foreign currency translation adjustments	14,287				14,003		14,003	284
Net change of unrealized gains (losses) on derivative instruments	690				653		653	37
Total other comprehensive income	13,089						12,770	319
Total comprehensive income	169,623						167,820	1,803
Cash dividends	(53,569)			(49,984)			(49,984)	(3,585)
Exercise of stock options	225	150	75				225	0
Acquisition of treasury stock	(706)					(706)	(706)	0
Disposal of treasury stock	115		(233)			348	115	0
Other, net	191		192	(1)			191	0
Ending Balance at Sep. 30, 2018	2,929,899	221,111	267,033	2,427,424	(35,696)	(75,903)	2,803,969	125,930
Beginning Balance at Jun. 30, 2018					(53,295)
Other comprehensive income
Net change of unrealized gains (losses) on investment in securities	(1,844)
Net change of debt valuation adjustments	(78)
Net change of defined benefit pension plans	(188)
Net change of unrealized gains (losses) on derivative instruments	720
Ending Balance at Sep. 30, 2018	2,929,899	221,111	267,033	2,427,424	(35,696)	(75,903)	2,803,969	125,930
Cumulative effect of adopting Accounting Standards Update | Accounting standards update 2014-09	759			405			405	354
Cumulative effect of adopting Accounting Standards Update | Accounting standards update 2016-01	0			2,899	(2,899)		0	0
Cumulative effect of adopting Accounting Standards Update | Accounting standards update 2016-16	3,772			3,772			3,772	0
Adjusted balance	¥ 2,803,405	¥ 220,961	¥ 267,291	¥ 2,322,359	¥ (48,465)	¥ (75,545)	¥ 2,686,601	¥ 116,804